Warrants (Details)	3 Months Ended
Dec. 31, 2020
Warrants [Abstract]
Warrants redemption, description	Redemption of warrants for cash. Once the warrants become exercisable, the Company may call the warrants for redemption: ● in whole and not in part; ● at a price of $0.01 per warrant; ● upon not less than 30 days’ prior written notice of redemption to each warrant holder; and ● if, and only if, the closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like and for certain issuances of Class A common stock and equity-linked securities for capital raising purposes in connection with the closing of our initial business combination) for any 20 trading days within a 30-trading day period ending three business days before we send to the notice of redemption to the warrant holders.